Loan payable, lease payable and current portion of long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Loan Payable Lease Payable And Current Portion Of Long-term Debt
Schedule of loan payable, lease payable and current portion of long-term debt
	December 31,	December 31,
	2021	2020
	$’000	$’000
Current portion of long-term debt (note 20)	$508	$340
Leases payable	9	23
Total	$517	$363